BASIS OF PRESENTATION (Tables)	12 Months Ended
Jan. 31, 2019
Basis Of Presentation
Schedule of Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its US subsidiaries as follows:

	Ownership Interest	Jurisdiction	Nature of Operations
Coral Resources, Inc.	100%	Nevada, USA	Exploration Company
Coral Energy Corporation	100%	California, USA	Holding Company
Marcus Corporation	98.49%	Nevada, USA	Holding Company